UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end:  August 31, 2019

Date of reporting period:  February 28, 2019

Item 1. Report to Stockholders.

ATAC Rotation Fund

Investor Class (ATACX)
Institutional Class (ATCIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.atacfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-282-2386 or by sending an e-mail request to info@atacfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-282-2386 or send an e-mail request to info@atacfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report

www.atacfunds.com	February 28, 2019

ATAC ROTATION FUND

April 2, 2019

Dear Fellow Shareholders:

On behalf of the Pension Partners team, we would like to thank you for your investment in the ATAC Inflation Rotation Fund.

The goal of the ATAC Rotation Fund is to serve as a strategy which over time can enhance a portfolio’s risk and return characteristics.

By utilizing a buy and rotate approach which uses historical leading indicators of volatility, our Fund places a large emphasis on risk management, seeking to rotate fully into Treasuries in advance of periods of market stress.

For the six month period ended February 28, 2019, the ATAC Rotation Fund Investor Class returned -7.91% versus a return of -1.01% for the Lipper Flexible Portfolio Fund Index and a return of -3.04% for the S&P 500 Index.

For the six-month period ending February 28, 2019, the environment was quite challenging to navigate as markets suffered sudden and steep losses in October which the Fund was exposed to during the initial phases of the equity decline.  The sharp drop in October due to equity exposure combined with leverage was difficult to undo. During the December correction, we were positioned in Treasuries, which allowed us to avoid the next wave lower in stocks, but unfortunately that positioning did not provide enough upside to recoup earlier losses.  It is worth noting that for the entire 2018 period, many asset classes suffered, as stocks and bonds synced on the downside, resulting in meaningful whipsaw potential for active strategies.

Over a complete market cycle, it is risk management which we believe is the most effective way to compound wealth. Compounding wealth requires positive returns and the avoidance of large losses – there is simply no other way. Importantly, one must take a longer-term view and evaluate a strategy beyond small samples, understanding the process and role that strategy has in one’s overall asset allocation policy.

Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Edward M. Dempsey, CFP® & Michael A. Gayed, CFA

ATAC ROTATION FUND

Past performance is not a guarantee of future results.

Opinions expressed are those of Pension Partners, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  Please see the schedule of investments for current holdings.

Mutual fund investing involves risk. Principal loss is possible. Because the Funds invest primarily in ETFs, they may invest a greater percentage of its assets in the securities of a single issuer and therefore could be considered non-diversified. If a Fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund. The Funds are expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains. This means that investors will be likely to have a higher tax liability. Because the Funds invest in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives, leverage, short sales and commodities. The Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.

All investing involves risks. Investing in emerging markets has more risk such as increased volatility, relatively unstable governments; social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Investing in small cap companies involve additional risks such as limited liquidity and greater volatility than large companies.

The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One may not directly invest in an index.

The report must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

ATAC ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of February 28, 2019

	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class	-2.98%	12.11%	4.26%	5.58%
Institutional Class	-2.70%	12.40%	4.52%	5.84%
S&P 500® Index(2)	4.68%	15.28%	10.67%	13.20%
Lipper Flexible Portfolio Fund Index(3)	1.22%	9.27%	4.58%	6.57%

(1)
Period from Fund inception through February 28, 2019. The Investor Class commenced operations on September 10, 2012 and the Institutional Class commenced operations on March 26, 2018. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Investor Class, adjusted for the lower expenses applicable to the Institutional Class.

(2)	The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.
(3)
The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.  One cannot invest directly in an index.

ATAC ROTATION FUND

Asset Allocation (Unaudited)
as of February 28, 2019(1)
(% of net assets)

Fund Holdings (Unaudited)
as of February 28, 2019(1)
(% of net assets)

Schwab Intermediate Term U.S. Treasury Fund	28.9%
SPDR Portfolio Long Term Treasury Fund	24.9%
Vanguard Extended Duration Treasury Fund	21.2%
Vanguard Long Term Treasury Fund	25.0%

(1)	Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any security.

ATAC ROTATION FUND

Expense Example (Unaudited)
February 28, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (9/1/18)	Value (2/28/19)	(9/1/18 to 2/28/19)
Investor Class Actual(2)(3)	$1,000.00	$ 920.90	$8.33
Investor Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,016.12	$8.75

Institutional Class Actual(2)(3)	$1,000.00	$ 922.20	$7.15
Institutional Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,017.36	$7.50

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.75% and 1.50% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended February 28, 2019 of -7.91% and -7.78% for the Investor Class and Institutional Class, respectively.
(3)	Excluding interest expense, the actual expenses would be $8.29 and $7.10 for the Investor Class and Institutional Class, respectively.
(4)	Excluding interest expense, the hypothetical expenses would be $8.70 and $7.45 for the Investor Class and Institutional Class, respectively.

ATAC ROTATION FUND

Schedule of Investments (Unaudited)
February 28, 2019

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
Schwab Intermediate Term U.S. Treasury Fund*	457,783	$24,239,610
SPDR Portfolio Long Term Treasury Fund	604,852	20,921,831
Vanguard Extended Duration Treasury Fund	159,705	17,831,063
Vanguard Long Term Treasury Fund	283,256	20,943,948
Total Exchange-Traded Funds
(Cost $85,321,491)		83,936,452

SHORT-TERM INVESTMENT – 0.0%
Invesco Treasury Portfolio, Institutional Class, 2.29%^
(Cost $922)	922	922
Total Investments – 100.0%
(Cost $85,322,413)		83,937,374
Other Assets and Liabilities, Net – (0.0)%		(23,267)
Total Net Assets – 100.0%		$83,914,107

*
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

^	The rate shown is the annualized seven day effective yield as of February 28, 2019.

See Notes to the Financial Statements

ATAC ROTATION FUND

Statement of Assets and Liabilities (Unaudited)
February 28, 2019

ASSETS:
Investments, at value:
Unaffiliated issuers (Cost: $85,322,413)	$83,937,374
Interest receivable	636
Receivables for capital shares sold	421,721
Prepaid expenses	30,195
Total assets	84,389,926

LIABILITIES:
Loans payable	297,000
Payable to investment adviser	69,204
Payable for capital shares redeemed	40,380
Payable for fund administration & accounting fees	18,033
Payable for compliance fees	2,042
Payable for transfer agent fees & expenses	19,536
Payable for custody fees	3,784
Payable for interest expense	239
Accrued expenses	16,758
Accrued distribution fees	8,843
Total liabilities	475,819

NET ASSETS	$83,914,107

NET ASSETS CONSIST OF:
Paid-in capital	$92,266,028
Total distributable earnings	(8,351,921)
Net Assets	$83,914,107

Investor Class
Net Assets	$37,752,168
Shares issued and outstanding(1)	1,255,585
Net asset value, redemption price and offering price per share	$30.07

Institutional Class
Net Assets	$46,161,939
Shares issued and outstanding(1)	1,531,123
Net asset value, redemption price and offering price per share	$30.15

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

ATAC ROTATION FUND

Statement of Operations (Unaudited)
For the Six Months Ended February 28, 2019

INVESTMENT INCOME:
Dividend income – unaffiliated investments	$1,038,747
Interest income	4,200
Total investment income	1,042,947

EXPENSES:
Investment adviser fees (See Note 4)	570,658
Fund administration & accounting fees (See Note 4)	62,604
Transfer agent fees & expenses (See Note 4)	56,489
Distribution fees – Investor Class (See Note 5)	53,659
Federal & state registration fees	31,074
Audit fees	8,614
Postage & printing fees	8,072
Custody fees (See Note 4)	8,067
Compliance fees (See Note 4)	6,043
Trustee fees	5,825
Legal fees	4,121
Other expenses	3,708
Total expenses before interest expense	818,934
Interest expense (See Note 10)	4,466
Total expenses before waiver	823,400
Less: waiver from investment adviser (See Note 4)	(85,051)
Net expenses	738,349

NET INVESTMENT INCOME	304,598

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Unaffiliated investments	(5,974,612)
Affiliated investments	(1,678,588)
Net realized loss	(7,653,200)

Net change in unrealized appreciation/depreciation:
Unaffiliated investments	(2,131,623)
Affiliated investments	(419,798)
Net change in unrealized appreciation/depreciation on investments	(2,551,421)

Net realized and unrealized loss on investments	(10,204,621)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,900,023)

See Notes to the Financial Statements

ATAC ROTATION FUND

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
OPERATIONS:
Net investment income	$304,598	$238,997
Net realized gain (loss) on investments	(7,653,200)	10,075,466
Net change in unrealized appreciation/depreciation
on investments	(2,551,421)	(640,348)
Net increase (decrease) in net assets resulting from operations	(9,900,023)	9,674,115

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,887,375	85,226,324
Proceeds from reinvestment of distributions	382,420	7,984,211
Payments for shares redeemed	(14,910,904)	(127,553,831)
Decrease in net assets resulting from
Investor Class transactions	(12,641,109)	(34,343,296)
Institutional Class(1):
Proceeds from shares sold	4,793,523	62,990,535
Proceeds from reinvestment of distributions	441,862	—
Payments for shares redeemed	(13,503,123)	(2,184,349)
Increase (Decrease) in net assets resulting from
Institutional Class transactions	(8,267,738)	60,806,186
Net increase (decrease) in net assets resulting
from capital share transactions	(20,908,847)	26,462,890

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(411,958)	(8,544,249)
Institutional Class(1)	(474,453)	—
Total distributions to shareholders	(886,411)	(8,544,249	)(2)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,695,281)	27,592,756

NET ASSETS:
Beginning of period	115,609,388	88,016,632
End of period	$83,914,107	$115,609,388	(3)

(1)	Inception date of the Institutional Class was March 26, 2018.
(2)	Includes net investment income distributions of $333,473 and net realized gain distributions of $8,210,776 for the Investor Class.
(3)	Includes accumulated undistributed net investment loss of $0.

See Notes to the Financial Statements

ATAC ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class	Six Months Ended
	February 28,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2018	2017	2016	2015	2014
PER SHARE DATA(1):
Net asset value, beginning of period	$33.01	$31.45	$26.94	$26.46	$27.43	$28.33

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.08	0.08	(0.23)	(0.21)	0.05	0.33
Net realized and unrealized
gains (losses) on investments(3)	(2.71)	4.10	4.74	0.69	(0.94)	0.48
Total from investment operations	(2.63)	4.18	4.51	0.48	(0.89)	0.81

LESS DISTRIBUTIONS:
From net investment income	—	(0.09)	—	—	(0.09)	(0.35)
From net capital gains	(0.31)	(2.53)	—	—	—	(1.37)
Total distributions	(0.31)	(2.62)	—	—	(0.09)	(1.72)
Paid-in capital from redemption fees	—	—	— (4)	— (4)	0.01	0.01

Net asset value, end of period	$30.07	$33.01	$31.45	$26.94	$26.46	$27.43

TOTAL RETURN(5)	-7.91%	13.81%	16.74%	1.81%	-3.17%	3.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$37.7	$55.6	$88.0	$83.4	$84.0	$102.8

Ratio of expenses to average net assets(6)(7):
Before expense waiver	1.94%	2.12%	2.31%	2.09%	2.12%	1.89%
After expense waiver	1.75%	2.08%	2.25%	2.02%	2.04%	1.86%

Ratio of expenses excluding interest
expenses to average net assets(6)(7):
Before expense waiver	1.93%	1.78%	1.80%	1.81%	1.82%	1.77%
After expense waiver	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%

Ratio of net investment income (loss)
to average net assets(6)(7):
After expense waiver	0.53%	0.24%	(0.80)%	(0.81)%	0.20%	1.20%

Portfolio turnover rate(5)(8)	1,154%	1,856%	2,270%	2,311%	1,876%	2,431%

(1)	Per share data calculated using the average shares outstanding method.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(4)	Amount rounds to less than $0.01.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

ATAC ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class	Six Months Ended	For the Period
	February 28,	Inception(1)
	2019	through
	(Unaudited)	August 31, 2018
PER SHARE DATA(2):
Net asset value, beginning of period	$33.05	$31.04

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.12	(0.03)
Net realized and unrealized gains on investments(4)	(2.71)	2.04
Total from investment operations	(2.59)	2.01

LESS DISTRIBUTIONS:
From net investment income	—	—
From net capital gains	(0.31)	—
Total distributions	(0.31)	—

Net asset value, end of period	$30.15	$33.05

TOTAL RETURN(5)	-7.78%	6.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$46.2	$60.0

Ratio of expenses to average net assets(6)(7):
Before expense waiver	1.69%	1.66%
After expense waiver	1.50%	1.50%

Ratio of expenses excluding interest expenses to average net assets(6)(7):
Before expense waiver	1.68%	1.65%
After expense waiver	1.49%	1.49%

Ratio of net investment income (loss) to average net assets(6)(7):
After expense waiver	0.78%	(0.18)%

Portfolio turnover rate(8)	1,154%	1,856%

(1)	Inception date of the Institutional Class was March 26, 2018.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited)
February 28, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Rotation Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve absolute positive returns over time.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 28, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 28, 2019, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended August 31, 2015.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2019

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2019

that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$83,936,452	$—	$—	$83,936,452
Short-Term Investment	922	—	—	922
Total Investments	$83,937,374	$—	$—	$83,937,374

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Pension Partners, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  For its services, the Fund pays the Adviser a monthly management fee of 1.25% of the Fund’s average daily net assets up to $500 million, 1.15% of the Fund’s average daily net assets on the next $250 million, 1.05% of the Fund’s average daily net assets on the next $250 million, and 0.95% of the Fund’s average daily net assets in excess of $1 billion.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) based upon the average daily net assets of the Fund, do not exceed an annual rate of 1.74% and 1.49% of the Investor Class and Institutional Class, respectively.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred.  The Operating Expenses Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
March 2019 – August 2019	$33,359
September 2019 – August 2020	50,555
September 2020 – August 2021	72,971
September 2021 – February 2022	85,051

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2019

filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 28, 2019 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  For the period ended February 28, 2019, the Fund’s Investor Class incurred $53,659 for expenses pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018
Transactions in shares of the Fund were as follows:
Investor Class
Shares sold	63,930	2,504,960
Shares issued to holders in reinvestment of distributions	13,446	256,210
Shares redeemed	(507,451)	(3,874,173)
Net decrease	(430,075)	(1,113,003)
Institutional Class(1):
Shares sold	160,259	1,880,556
Shares issued in reinvestment of distributions	15,498	—
Shares redeemed	(458,896)	(66,294)
Net increase (decrease)	(283,139)	1,814,262
Net increase (decrease) in shares outstanding	(713,214)	701,259

(1)	For the period from March 26, 2018 (inception date of the Institutional Class) through August 31, 2018.

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2019

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2019, were as follows:

U.S. Government Securities		Other
Purchases	Sales	Purchases	Sales
$—	$—	$1,071,212,343	$1,092,387,096

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at August 31, 2018, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Depreciation	Tax Cost
$1,166,382	$(3,061,313)	$(1,894,931)	$117,210,934

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales.

At August 31, 2018, components of accumulated earnings on a tax-basis were as follows:

Undistributed		Total
Ordinary	Unrealized	Accumulated
Income	Depreciation	Gains
$4,329,444	$(1,894,931)	$2,434,513

As of August 31, 2018, the Fund had no capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended August 31, 2018, the Fund did not defer any qualified late year losses.

The tax character of distributions paid for the period ended February 28, 2019, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$886,411	$—	$886,411

The tax character of distributions paid for the year ended August 31, 2018, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$8,544,249	$—	$8,544,249

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2019

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended February 28, 2019 with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
ProShares UltraPro Russell 2000 Fund	154,390	206,149	(361,079)	—
Direxion Emerging Markets Bull 3x Fund	—	735,125	(735,125)	—
				Change in
				Unrealized
	Value	Dividend	Realized	Appreciation/
	February 28, 2019	Income	Gain (Loss)	Depreciation
ProShares UltraPro Russell 2000 Fund	$—	$—	$1,197,306	$(419,798)
Direxion Emerging Markets Bull 3x Fund	$—	$—	$(2,875,894)	$—
			$(1,678,588)	$(419,798)

10. LINE OF CREDIT

The Fund established an unsecured line of credit (“LOC”) in the amount of $12,000,000, 10% of the gross fair value of the Fund, or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 25, 2019. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate, which was 5.50% as of February 28, 2019. The interest rate during the period was between 5.00% and 5.50%. The weighted average interest rate paid on outstanding borrowings was 5.27%. The Fund has authorized the Custodian to charge any of the accounts of the Fund for any missed payments.

The Fund also has a LOC with BNP Paribas for investment purposes. The loan is limited to one-third of the total assets (including the amount borrowed) of the Fund. The BNP Paribas LOC does not have an expiration date. Borrowings under this LOC bear interest at the 3-Month London Interbank Offered Rate plus 150 basis points, which was 4.12% as of February 28, 2019. The interest rate during the period was between 3.82% and 4.32%. Collateral for all borrowing with this LOC is held at the Custodian and is part of the Fund’s holdings. For the period ended February 28, 2019, the Fund did not have any borrowing under this LOC.

For the period ended February 28, 2019, the Fund’s credit facility activity is as follows:

Credit	Average	Amount Outstanding as	Interest	Maximum	Maximum Borrowing
Facility Agent	Borrowings	of February 28, 2019	Expense	Borrowing	Date
U.S. Bank N.A.	$168,663	$297,000	$4,466	$2,876,000	October 15, 2018

11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2019, National Financial Services, LLC and UBS Wealth Management owned 35.7% and 30.3% outstanding shares of the Fund, respectively.

ATAC ROTATION FUND

Approval of Investment Advisory Agreement (Unaudited)
Pension Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2019, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Pension Partners, LLC (“Pension Partners” or the “Adviser”) regarding the ATAC Inflation Rotation Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 8, 2019, the Trustees received and considered information from Pension Partners and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Pension Partners with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Pension Partners; (3) the costs of the services provided by Pension Partners and the profits realized by Pension Partners from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Pension Partners resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of Pension Partners, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Pension Partners set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Pension Partners performs, investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Pension Partners provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Pension Partners effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with the Trust’s policies and procedures and with applicable securities laws.  The Trustees also considered the substantial investment management experience of the Fund’s portfolio managers, and further noted one portfolio manager had co-authored several white papers with respect to the theories and strategies underlying Pension Partners'

ATAC ROTATION FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued
Pension Partners, LLC

management of the Fund’s assets.  The Trustees concluded that Pension Partners has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, extent and quality of such services would be satisfactory.

Fund Historical Performance and the Overall Performance of Pension Partners.  In assessing the quality of the portfolio management delivered by Pension Partners, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to one or more appropriate securities benchmark indices, the Fund’s respective peer funds according to Morningstar classifications. The Board noted that Pension Partners does not manage separate accounts utilizing a similar investment strategy to the Fund.  The Trustees noted that the Fund had underperformed its peer group median and average over the year-to-date, one-year, and five-year periods ended October 13, 2018, but outperformed its peer group median and average over the three-year period ended October 31, 2018.  The Trustees also noted the Fund had underperformed its benchmark indices across all time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Pension Partners under the Investment Advisory Agreement, as well as Pension Partners’ profitability from services that it rendered to the Fund during the 12-month period ended September 30, 2018.  The Trustees also considered the effect of an expense limitation agreement on Pension Partners’ compensation and that Pension Partners has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees noted that the relationship with the Fund had been profitable for Pension Partners over the 12-month period ended September 30, 2018.  The Trustees then considered that the management fees that Pension Partners charges to separately managed accounts with similar investment strategies to that of the Fund are generally lower than the advisory fee for the Fund. The Trustees also took into account that Pension Partners has additional responsibilities with respect to the Fund, including additional compliance obligations, managing daily liquidity, and the preparation of Board and shareholder materials.  The Trustees concluded that Pension Partners’ service relationship with the Fund yields a reasonable profit to Pension Partners.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that he Fund’s advisory fee was higher than the peer group median and average.  The Trustees also considered the total expenses of the Fund (after waivers and expense reimbursements), noting they were higher than the peer group median and average. The Trustees also considered the average net assets of the funds comprising the Morningstar peer group were significantly higher than the assets of the Fund. The Trustees noted that when limiting the peer group to funds with similar asset sizes, the total expenses of the Fund were above, but closer to, the peer group median and average. The Trustees further considered the Fund’s unique investment strategy and the resources provided by Pension Partners’ in implementing the Fund’s strategies.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Pension Partners’ advisory fee with respect to the Fund continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the Investment Advisory Agreement includes breakpoints in the investment advisory fee schedule for the Fund at $500 million, $750 million, and $1 billion in assets under management.  The Trustees considered that the breakpoint structure of the Fund’s investment advisory fee had the potential to share such economies with Fund shareholders as the Fund grows.

ATAC ROTATION FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued
Pension Partners, LLC

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees considered that Pension Partners does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees considered that Pension Partners may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Pension Partners does not receive additional material benefits from its relationships with the Fund.

ATAC ROTATION FUND

Additional Information (Unaudited)
February 28, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

 (This Page Intentionally Left Blank.)

ATAC ROTATION FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Pension Partners, LLC
453 West 17th St., Suite 2SW
New York, NY 10011

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-282-2386.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.  1) Not applicable for semi-annual reports.

(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 7, 2019

By (Signature and Title)*    /s/Ryan L. Roell
Ryan L. Roell, Treasurer

Date    May 7, 2019

* Print the name and title of each signing officer under his or her signature.